Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Selling General And Administrative Expenses [Line Items]
Personnel expenses	¥ 57,890	¥ 57,873	¥ 119,164	¥ 117,968
Selling expenses	19,058	18,332	36,378	35,104
Administrative expenses	25,133	23,585	51,288	48,093
Depreciation of office facilities	1,256	1,307	2,469	2,534
Total	¥ 103,337	¥ 101,097	¥ 209,299	¥ 203,699